Statements of Changes in Equity - CAD ($)	Common Shares	Warrants Reserve	Share Subscription (Receivable)	Share-based Payments Reserve	Deficit	Total
Balance at Mar. 31, 2022	$ 45,943,854	$ 2,471,579	$ 19,134	$ 1,833,998	$ (43,793,680)	$ 6,474,885
Balance (in Shares) at Mar. 31, 2022	20,589,209
Shares issued for exploration and evaluation assets	$ 931,526					931,526
Shares issued for exploration and evaluation assets (in Shares)	2,642,104
Private placements	$ 5,895,096					5,895,096
Private placements (in Shares)	15,005,370
Fair value of warrants from private placement	$ (234,175)	234,175
Share issue costs	$ (241,453)					(241,453)
Share issue costs (in Shares)	33,355
Share-based payments - RSUs	$ 2,190,000					2,190,000
Share-based payments - RSUs (in Shares)	3,650,000
Net loss for the year					(5,750,583)	(5,750,583)
Balance at Mar. 31, 2023	$ 54,484,848	2,705,754	19,134	1,833,998	(49,544,263)	9,499,471
Balance (in Shares) at Mar. 31, 2023	41,920,038
Shares issued for exploration and evaluation assets	$ 1,995,416					1,995,416
Shares issued for exploration and evaluation assets (in Shares)	3,058,333
Share-based payments - Stock options				1,055,070		1,055,070
Share subscriptions			(19,134)			(19,134)
Private placements	$ 2,140,438					2,140,438
Private placements (in Shares)	4,442,785
Fair value of warrants from private placement	$ (128,767)	128,767
Share issue costs	(121,200)					(121,200)
Share-based payments - RSUs	$ 731,375					731,375
Share-based payments - RSUs (in Shares)	1,425,000
Net loss for the year					(6,635,073)	(6,635,073)
Balance at Mar. 31, 2024	$ 59,102,110	2,834,521		2,889,068	(56,179,336)	8,646,363
Balance (in Shares) at Mar. 31, 2024	50,846,156
Share-based payments - Stock options				131,314		131,314
Private placements	$ 881,793					881,793
Private placements (in Shares)	10,489,130
Share issue costs	$ (66,000)					(66,000)
Net loss for the year					(3,313,365)	(3,313,365)
Balance at Mar. 31, 2025	$ 59,917,903	$ 2,834,521		$ 3,020,382	$ (59,492,701)	$ 6,280,105
Balance (in Shares) at Mar. 31, 2025	61,335,286